                        March 4, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       Dreyfus Investment Funds

-Dreyfus/Standish Fixed Income Fund

-Dreyfus/Standish Global Fixed Income Fund

-Dreyfus/Standish International Fixed Income Fund

                        File No.  811-04813

Gentlemen,

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended December 31, 2012.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6867.

                                                                                                Very truly yours,

                                                                                                /s/ Denise Negron

                                                                                               Denise Negron,

                                                                                               Paralegal

DN/

Enclosures